Accounts receivable, net (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Credit Loss [Abstract]
Accounts receivable	$ 353,703	$ 194,138
Less: Allowance for doubtful accounts	0	0
Total accounts receivable, net	$ 353,703	$ 194,138